Significant Shareholdings and Related Party Transactions - Narrative (Details)	12 Months Ended
	Jun. 30, 2025 transaction £ / shares shares	Jun. 30, 2024 £ / shares shares	Jun. 30, 2023 £ / shares shares
Disclosure of transactions between related parties [line items]
Ordinary shares owned by executive officers and directors (in shares)	9,337,816	9,528,403	10,092,540
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02	£ 0.02
Number of related party transactions | transaction	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Awards owned over ordinary shares by executive officers and directors (in shares)	373,059	244,755	240,155